Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks risk-adjusted total returns consisting of income and moderate capital appreciation.
Expense [Heading]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees	Zeo Sustainable Credit Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee (as a % of amount redeemed if held less than 30 days)	1.00%

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses	Zeo Sustainable Credit Fund Class I
Management Fees	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.58%	[1]
Total Annual Fund Operating Expenses	1.33%
Fee Waiver and/or Reimbursement	(0.08%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Reimbursement	1.25%
[1]	Estimated for the current fiscal year.
[2]	The adviser has contractually agreed to waive its management fees and/or to make payments to limit Fund expenses, until August 31, 2020 so that the total annual operating expenses ((excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short), taxes, expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the adviser)) of the Fund is 1.25%. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits and the expense limits at the time of recoupment. This agreement may only be terminated by the Board of Trustees on sixty days' notice to the adviser.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example	1 Year	3 Years
Zeo Sustainable Credit Fund | Class I | USD ($)	127	414

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund’s adviser seeks to achieve the Fund’s investment objective by investing primarily in fixed income securities and by actively managing interest rate and default risks. The Fund takes a sustainable credit approach to investment analysis, combining rigorous fundamental analysis with an in-depth evaluation of sustainable investing factors to identify investments. In doing so, the Fund’s strategy is managed with a focus on delivering risk-adjusted total returns consistent with capital preservation by constructing a portfolio consisting primarily of carefully selected fixed-income securities issued by companies who are leaders amongst their peers in key areas of sustainable business practices. Relative sustainable practices and exclusions based on specific environmental, social and governance (ESG) risks are both considerations in the adviser’s fundamental and sustainable credit research process.

Under normal circumstances, the Fund invests at least 80% of its assets, defined as net assets plus any borrowings for investment purposes, in fixed income securities that meet the adviser’s sustainable business practices criteria. The Fund defines fixed income securities to include: bills, notes, bonds, debentures, convertible bonds, loan participations, syndicated loan assignments and other evidence of indebtedness issued by U.S. or foreign corporations, governments, government agencies or government instrumentalities, including floating-rate securities. Convertible bonds provide interest income as well as capital appreciation if the value of equity conversion feature increases, though the Fund primarily considers convertible bonds in which the equity conversion feature is not a significant portion of the bond’s value. Floating-rate securities provide interest income that can increase or decrease with interest rates. The Fund invests in individual fixed income securities without restriction as to issuer credit quality, capitalization or security maturity. The Fund can invest in securities domiciled in foreign countries (including emerging markets) and denominated in foreign currencies. The Fund considers emerging market countries to be those represented in the MSCI Emerging Markets Index. The Fund may invest a majority of its assets in lower-quality fixed income securities — commonly known as “high yield” or “junk” bonds. Junk bonds are generally rated lower than Baa3 by Moody’s Investors Service (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group (“S&P”). The Fund may invest in junk bonds that are in default, subject to bankruptcy or reorganization. High yield bonds have a higher expected rate of default than higher quality bonds.

The adviser seeks to preserve the Fund’s principal by managing default, interest rate, and currency risks.

The adviser manages default risk by selecting securities of issuers that it believes will pay interest and principal regardless of their credit rating, based upon the adviser’s credit analysis of each issuer. The adviser seeks investments whose total return derives from company fundamentals through market cycles where the impact of external economic factors on creditworthiness or the need to time markets is limited. The adviser may also select securities that are in default, subject to bankruptcy or reorganization where the adviser believes the risks to be consistent with capital preservation, based on the adviser’s analysis of an issuer’s liquidation value or post-bankruptcy or post-reorganization value.

The adviser further manages default risk by considering whether an issuer’s management is making deliberate business decisions around the environmental, social and governance (ESG) factors most relevant to its operations. By considering these risk factors, the adviser aims to evaluate if a business is operating in a sustainable and responsible way to preserve its competitive advantage and maintain its staying power. In seeking to invest in companies who are leaders in their sectors in key areas of sustainable business practices or who are making visible progress toward appropriate sustainable practices. Specific key areas will vary by industry, and the weight of consideration can vary by company.

The adviser believes that both credit risk factors and sustainability factors contribute to an issuer’s creditworthiness and the combination of fundamental credit research and sustainable and responsible business practices result in a risk profile that is more likely to preserve capital and deliver attractive risk-adjusted total returns.

The adviser manages interest rate risk primarily by varying the average duration of the Fund’s portfolio. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. For example, the value of a portfolio of fixed income securities with an average duration of one year would generally be expected to decline by approximately 1% if interest rates rose by one percentage point. In certain circumstances, the Fund may also manage interest rate risk by hedging with interest rate swap contracts, interest rate futures and options on interest rate futures.

To the extent that the Fund may employ derivatives, the Fund will not invest more than 25% of its assets in contracts with any one derivative counterparty.

The adviser manages foreign currency risk by seeking securities denominated in US dollars. If the Fund invests in foreign currency denominated securities, the Fund may purchase or sell foreign currencies or use currency futures or other currency derivatives if the adviser determines that hedging the currency risk is appropriate. The Fund is “non-diversified” for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), which means that the Fund may invest in fewer securities at any one time than a diversified fund. However, the adviser manages the impact of the risk of each investment by a considered analysis of appropriate sizing and portfolio diversification.

The adviser buys fixed income securities that meet its credit and sustainability analysis standards which it believes have the highest expected risk-adjusted return among issuers of similar credit quality and to adjust portfolio-level exposure such as duration. The adviser sells a security when its expected return declines or issuer credit quality or sustainability deteriorates. The adviser may buy and sell interest rate-related derivatives to manage the Fund’s interest rate risk profile, though this is not the adviser’s common practice with respect to the Fund’s strategy. For example, the adviser may take a long position in interest rate futures contracts when it believes interest rates will decline, or conversely, a short position in interest rate futures contracts when it believes interest rates will rise. In addition, the adviser may use swap contracts to achieve investment exposure to certain issuers where purchasing the securities directly is not possible or would be disadvantageous to the Fund.

The Fund may engage in frequent trading of its portfolio, resulting in a higher turnover rate.

Risk [Heading]	Principal Investment Risks:
Risk Narrative [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

• Changing Fixed Income Market Risk: During periods of sustained rising rates, fixed income risks may be amplified. Rising rates tend to decrease liquidity, increase trading costs, and increase volatility, all of which may make portfolio management more difficult and costly to the Fund and its shareholders.

• Credit Risk: Issuers may not make interest or principal payments, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. These risks are more pronounced for securities with lower credit quality, such as those rated below BBB- by S&P or another credit rating agency.

• Convertible Bond Risk: Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are subject to debt security risks and conversion value-related equity risk.

• Derivatives Risk: The Fund’s use of swap contracts, interest rate futures and options on interest rate futures involves risks different from, or possibly greater than the risks associated with investing directly in securities including leverage risk, tracking risk and counterparty default risk. Option positions may expire worthless exposing the Fund to potentially significant losses.

• Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

• Fixed Income Risk: Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Issuers of fixed-income securities may default on interest and principal payments due to the Fund. Generally, securities with lower debt ratings have speculative characteristics and have greater risk the issuer will default on its obligation.

• Floating Rate Risk: Changes in short-term market interest rates will directly affect the yield on the shares of a fund whose investments are invested in floating rate debt securites. If short-term market interest rates fall, the yield on the Fund’s shares will also fall. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on the floating rate debt securities in the Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag.

• Foreign Currency Risk: Market risk results from adverse changes in exchange rates in foreign currency denominated securities. Country risk arises because a government may interfere with transactions in its currency.

• Foreign Investment Risk: Investing is securities of foreign issuers involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency exchange rates, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• High Yield Bond Risk: Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. These securities are considered speculative. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price. . Defaulted securities, those subject to a reorganization including bankruptcy court protection may become worthless, completely illiquid or subject to lengthy legal proceedings that will delay the resolution of their value, if any.

• Loans Risk: The market for loans, including bank loans, loan participations, and syndicated loan assignments may not be highly liquid and the holder may have difficulty selling them. These investments expose the Fund to the credit risk of both the financial institution and the underlying borrower. Bank loans settle on a delayed basis, potentially leading to the sale proceeds of such loans not being available for a substantial period of time after the sale of the bank loans.

• Management Risk: The adviser’s reliance on its income and risk management strategy approach and its judgments about the potential value of a particular security in which the Fund invests may prove to be incorrect.

• Market Risk: Overall fixed income market risk may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

• Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

• Portfolio Turnover Risk: Portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund’s performance.

• Redemption Risk: Prolonged declines in the Fund’s share price may lead to increased redemption requests by shareholders. To meet redemption requests, the Fund may have to sell securities in times of overall market turmoil, lower liquidity and declining prices.

• Swap Risk: The Fund's use of swaps involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Swap transactions generally do not involve delivery of reference instruments or payment of the notional amount of the contract. Accordingly, the risk of loss with respect to swaps generally is limited to the net amount of payments that the Fund is contractually obligated to make or, in the case of the other party to a swap defaulting, the net amount of payments that the Fund is contractually entitled to receive. If the Fund sells a credit default swap, however, the risk of loss may be the entire notional amount of the swap.

Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.